Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (3,980,524)	$ (4,081,749)	$ (20,126,787)	$ (14,509,669)
Adjustments to reconciled net loss to net cash used by operating activities:
Depreciation of property, plant, and equipment	13,727	11,641	52,824	46,565
Amortization of intangible assets	1,017,203	677,705	3,729,313	1,919,480
PPP Loan forgiveness			(507,068)
Changes in operating assets and liabilities:
Accounts receivable	1,108,886	(699,169)	(1,347,592)	(271,049)
Intangible assets				(116,000)
Prepayments, deposit and other receivables	197,383	(30,345)	(597,569)	(91,664)
Accounts payable	(133,863)	573,371	1,284,654	642,393
Accruals and other payables	(71,206)	1,594,481
Accruals and payables			693,399	405,347
Deferred revenue	(7,346)	(45,924)	(36,357)
Net cash (used in) operating activities	(1,855,740)	(1,999,989)	(16,855,183)	(11,974,597)
INVESTING ACTIVITIES:
Increase in amount due from associate	7,208,700	(500,000)	(1,535,000)	(9,101)
Financial assets held for resale	681	47,062	593,582	2,136,100
Net restricted cash acquired in acquisitions		7,736	7,736	1,676,968
Net cash provided by (used in) investing activities	7,209,381	(445,202)	(933,682)	3,803,967
FINANCING ACTIVITIES:
Advances to associate				(2,848,000)
Repayment of bank loan		1,531		(500,000)
Borrowings under long term loan				10,000
Proceeds from Convertible bond				2,911,000
Proceeds from notes payable-US government CARES Act		1,820,521		507,068
Proceeds from shares to be issued	(383,928)		401,028
Proceeds from stock issuance, net of expenses	(2,784,631)		11,573,540	8,607,691
Proceeds from stock issuance from IPO, net of expenses			3,910,784
Net cash provided by (used in) financing activities	(3,168,559)	1,822,052	15,885,352	8,687,759
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,185,082	(623,139)	(1,903,513)	517,129
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	1,586,265	3,489,778	3,489,778	2,972,649
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	3,771,348	2,866,639	1,586,265	3,489,778
NON-CASH TRANSACTION
Issuance of shares for services received	$ 616,191	$ 1,525,904	$ 3,534,545	$ 2,014,223